Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO (1) ($)	Compensation Actually Paid to CEO (2) ($)	Average Summary Compensation Table Total for Other NEOs (3) ($)	Average Compensation Actually Paid to Other NEOs (4) ($)	Cumulative TSR (5) ($)	Peer Group Cumulative TSR (6) ($)	Net Income (Loss) (7) (in millions) ($)	Adjusted Free Cash Flow (8) (in millions) ($)
2023	12,198,672	13,718,052	2,926,841	3,080,000	81.88	119.43	(33.6)	246.4
2022	13,399,781	9,127,710	3,702,956	2,650,073	72.68	106.20	64.3	313.0
2021	11,176,460	14,071,422	3,550,563	4,250,396	86.71	139.58	5.9	422.9
2020	8,844,428	10,267,435	2,982,912	3,406,426	77.51	116.96	(561.1)	311.4

Company Selected Measure Name	Adjusted free cash flow
Named Executive Officers, Footnote	Reflects amounts reported in the Summary Compensation Table total column for each corresponding year for Mr. Dauch. Reflects the average of the amounts reported in the Summary Compensation Table total column for the NEOs (other than the CEO) as a group for each corresponding year. The NEOs included in calculating the average amounts, for 2023 are Mr. May, Mr. Lynch, Ms. Kemp and Mr. Oal; for 2022 and 2021 are Mr. May, Michael K. Simonte, Norman Willemse and Mr. Lynch; for 2020 are Mr. May, Mr. Simonte, Mr. Willemse and Gregory S. Deveson.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the annual report peer group (competitor peer group).
PEO Total Compensation Amount	$ 12,198,672	$ 13,399,781	$ 11,176,460	$ 8,844,428
PEO Actually Paid Compensation Amount	$ 13,718,052	9,127,710	14,071,422	10,267,435
Adjustment To PEO Compensation, Footnote	Reflects amounts of "compensation actually paid" to Mr. Dauch, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Dauch during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Dauch's total compensation for each year to determine compensation actually paid.

	2023 $	2022 $	2021 $	2020 $
Total Compensation as reported in the Summary Compensation Table (SCT)	12,198,672	13,399,781	11,176,460	8,844,428
Pension Values reported in SCT	(53,238)	—	—	(152,010)
Fair value of equity awards granted during the fiscal year	(5,161,125)	(5,532,280)	(4,879,478)	(4,442,271)
Pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	—	—	—	—
Fair value at the end of the year of equity compensation granted in current year	5,108,035	4,988,560	5,733,847	8,856,239
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	704,393	(1,903,230)	(460,430)	(1,531,457)
Change in fair value for end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	921,315	(1,825,121)	2,501,023	(1,307,494)
Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—
Compensation Actually Paid to CEO	13,718,052	9,127,710	14,071,422	10,267,435

Non-PEO NEO Average Total Compensation Amount	$ 2,926,841	3,702,956	3,550,563	2,982,912
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,080,000	2,650,073	4,250,396	3,406,426
Adjustment to Non-PEO NEO Compensation Footnote	Reflects the average of amounts of "compensation actually paid" to the NEOs (other than the CEO) as a group in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to the NEOs' total compensation for each year to determine compensation actually paid are shown below.

	2023 $	2022 $	2021 $	2020 $
Total Compensation as reported SCT	2,926,841	3,702,956	3,550,563	2,982,912
Pension Values reported in SCT	(36,434)	—	(33,897)	(79,305)
Fair value of equity awards granted during the fiscal year	(1,060,281)	(1,171,412)	(1,237,240)	(1,214,824)
Pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	—	—	—	—
Fair value at the end of the year of equity compensation granted in current year	1,049,374	1,056,284	1,453,875	2,421,909
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	90,277	(476,447)	(110,404)	(367,911)
Change in fair value for end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	110,223	(461,308)	627,499	(336,355)
Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—
Compensation Actually Paid to other NEOs (other than the CEO)	3,080,000	2,650,073	4,250,396	3,406,426

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Our compensation programs are designed to link pay to the Company's financial performance. In addition to adjusted free cash flow, the most important financial measures used by the Committee to link NEO compensation to performance are shown below.

FINANCIAL MEASURES USED TO LINK NEO COMPENSATION ACTUALLY PAID TO COMPANY PERFORMANCE
EBITDA	EBITDA Margin	Operational Cash Flow

Total Shareholder Return Amount	$ 81.88	72.68	86.71	77.51
Peer Group Total Shareholder Return Amount	119.43	106.20	139.58	116.96
Net Income (Loss)	$ (33,600,000)	$ 64,300,000	$ 5,900,000	$ (561,100,000)
Company Selected Measure Amount	246,400,000	313,000,000.0	422,900,000	311,400,000
PEO Name	Mr. Dauch
Additional 402(v) Disclosure	Cumulative TSR is calculated by the difference between the Company's share price at the end and the beginning of the measurement period divided by the Company's share price at the beginning of the measurement period. No dividends were paid during any of the years.Reflects Net Income (Loss) as reported in our annual report on Form 10-K for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Operational Cash Flow
Non-GAAP Measure Description	Adjusted free cash flow is a key financial metric used in the AAM 2018 Omnibus Incentive Plan. This metric is a non-GAAP financial measure. Such information is reconciled to its closest GAAP measure in the Non-GAAP Reconciliation in Appendix A.
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted free cash flow
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (53,238)	$ 0	$ 0	$ (152,010)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,161,125)	(5,532,280)	(4,879,478)	(4,442,271)
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,108,035	4,988,560	5,733,847	8,856,239
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	704,393	(1,903,230)	(460,430)	(1,531,457)
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	921,315	(1,825,121)	2,501,023	(1,307,494)
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards, Fair Value Of Forfeited Awards During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,434)	0	(33,897)	(79,305)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,060,281)	(1,171,412)	(1,237,240)	(1,214,824)
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,049,374	1,056,284	1,453,875	2,421,909
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	90,277	(476,447)	(110,404)	(367,911)
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	110,223	(461,308)	627,499	(336,355)
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards, Fair Value Of Forfeited Awards During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0